Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000	3,120,000
Preferred stock, issued (in shares)	0	0	1,676,165
Preferred stock, outstanding (in shares)	0	0	1,676,165
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	100,000,000	100,000,000	258,880,000
Common stock, issued (in shares)	11,678,736	8,122,060	3,678,550
Common stock, outstanding (in shares)	11,678,736	8,122,060	3,678,550